Accrued Liabilities and Other Payable	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Accrued Liabilities and Other Payable
Accrued Liabilities and Other Payable

Note 8 – Accrued Liabilities and Other Payable

Accrued liabilities and other payables consisted of the following:

	April 30,	October 31,
	2025	2024
Payable to a third-party company (1)	$129,865	$744,243
Payable to payroll agent	358,360	405,462
Payable to employees	182,581	195,278
Others	302,193	193,414
	$972,999	$1,538,398
(1)	Consists of advances received from a third-party company which is short-term in nature, non-interest bearing, unsecured and repayable on demand. The Company used the advances to pay for operating expenses.

Note 8 – Accrued Liabilities and Other Payable

At October 31, 2024 and 2023, accrued liabilities and other payables consisted of the following:

	Years Ended October 31,
	2024	2023
Payable to a third-party company (1)	$744,244	$608,474
Payable to payroll agent	405,462	574,613
Payable to employees	195,278	197,140
Others	193,414	152,078
	$1,538,398	$1,532,305
(1)	Consists of advances received from a third-party company which is short-term in nature, non-interest bearing, unsecured and repayable on demand. The Company used the advances to pay for operating expenses.

The Company made a total payment of $229,394 subsequent to yearend to the date of this report.